Other Reserves - Schedule of Other Reserve (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	¥ 83,050	¥ 69,726
Currency translation differences	(1,098)	(137)
Fair value changes on financial assets at fair value through other comprehensive income	(5,440)	11,610
Share of other comprehensive income (loss) of associates	1	(38)
Share based compensation	339	297
Exercise of share options/ RSUs	4	277
Deemed disposal	(8)
Acquisition of Ximalaya	4,986
Recognition and fair value change of financial liabilities in respect of the put option from business combinations	(68)	(345)
Transactions with minority interest	(9)
Ending balance	81,073	86,375
Other reserves
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	22,450	19,845
Currency translation differences	(1,091)	(137)
Fair value changes on financial assets at fair value through other comprehensive income	(5,440)	11,610
Share of other comprehensive income (loss) of associates	1	(38)
Share based compensation	339	297
Exercise of share options/ RSUs	(116)	(224)
Deemed disposal		(147)
Acquisition of Ximalaya	120
Recognition and fair value change of financial liabilities in respect of the put option from business combinations	(68)	(345)
Transfer of losses on deemed disposal of financial instruments to retained earnings	265
Transactions with minority interest	18
Ending balance	16,478	30,861
Share-based compensation reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	1,562	1,691
Share based compensation	339	297
Exercise of share options/ RSUs	(116)	(224)
Ending balance	1,785	1,764
Contribution From Ultimate Holding Company
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	463	463
Ending balance	463	463
PRC statutory reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	242	231
Ending balance	242	231
Foreign currency translation reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	(545)	277
Currency translation differences	(1,091)	(137)
Ending balance	(1,636)	140
Fair value reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	14,099	10,005
Fair value changes on financial assets at fair value through other comprehensive income	(5,440)	11,610
Transfer of losses on deemed disposal of financial instruments to retained earnings	265
Ending balance	8,924	21,615
Others | Other reserves
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	6,629	7,178
Share of other comprehensive income (loss) of associates	1	(38)
Deemed disposal		(147)
Acquisition of Ximalaya	120
Recognition and fair value change of financial liabilities in respect of the put option from business combinations	(68)	(345)
Transactions with minority interest	18
Ending balance	¥ 6,700	¥ 6,648